Member’s Deficit	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Member’s Deficit

Note 7. Member’s Deficit

On May 7, 2021, the Company’s member’s deficit was reduced by $367,734 for the excess of purchase price of $3,420,000 over the carrying value of investment properties purchased by the Company from an entity under common control. On November 15, 2021, the Company’s member’s deficit was reduced by $353,024 for the excess of purchase price of $3,917,436 over the carrying value of investment properties purchased by the Company from an entity under common control.

On September 30, 2020, iCap Vault, LLC made an additional capital contribution of $1,535,000 into the Company. The contribution consisted of $1,150,000 in cash and non-cash settlement of related party debt of $385,000. iCap Enterprises, Inc., the sole member of iCap Vault, LLC, assumed debt of the Company due to iCap Investments, LLC, an affiliate of the Company and iCap Vault, LLC, in the amount of $385,000. This assumption of debt created a capital contribution to iCap Vault, LLC from iCap Enterprises, Inc.; concomitantly, iCap Vault, LLC made the $1,535,000 capital contribution to the Company. No additional membership interests were issued by the Company to iCap Vault, LLC in connection with this additional capital contribution.